UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Janet D. Olsen Artisan Funds, Inc. 875 East Wisconsin Avenue, Suite 800 Milwaukee, Wisconsin 53202	Alyssa Albertelli Ropes & Gray LLP One Metro Center, 700 12th Street, N.W., Suite 900 Washington, D.C. 20005

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30/10

Date of reporting period: 12/31/09

Item 1.	Schedule of Investments.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - December 31, 2009

(Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 96.8%

BRAZIL - 20.1%
Amil Participacoes SA(1)(2)	167,900	$1,308,865
CETIP(2)	217,500	1,780,227
Companhia Energetica de Minas Gerais- CEMIG, Preferred(1)(3)	83,547	1,513,263
Companhia Vale do Rio Doce(1)	251,162	7,278,479
Dufry South America Ltd (DR)(1)	89,300	1,836,074
Empresa Brasileira de Aeronautica S.A.(1)(2)	197,600	1,091,432
Hypermarcas SA(1)(2)	92,000	2,111,661
Iguatemi Empresa de Shopping Centers SA(1)	57,800	1,122,764
Itau Unibanco Holdings SA, Preferred(1)(3)	175,451	3,970,562
Marcopolo S.A., Preferred(1)(3)	346,600	1,343,478
OGX Petroleo e Gas Participacoes SA(1)	184,000	1,798,685
Petroleo Brasileiro S.A.(1)	371,200	8,869,271
Randon SA Implementos e Participacoes, Preferred(1)(3)	116,900	1,039,851
Rodobens Negocios Imobiliarios SA(1)	117,600	1,212,749
SEB- Sistema Educacional Brasileiro SA (Units)(1)(3)	119,400	1,502,071
SLC Agricola SA(1)	122,582	1,146,781
Tele Norte Leste Participacoes S.A.(1)	60,500	1,540,263
Tim Participacoes S.A., Preferred(1)(3)	578,900	1,721,912
Wilson Sons Limited (DR)(1)	109,921	1,356,031

		43,544,419

CHILE - 1.3%
Compania Cervecerias Unidas S.A.(1)	177,268	1,387,394
Empresa Nacional de Telecomunicaciones S.A.(1)	98,483	1,425,376

		2,812,770

CHINA - 12.5%
Airmedia Group, Inc. (DR)(2)	143,733	1,079,435
Ajisen China Holdings Limited(1)	1,688,913	1,439,641
Chaoda Modern Agriculture (Holdings) Limited(1)	3,112,536	3,310,771
China Dongxiang Group Company(1)	3,272,000	2,517,571
China Mobile Limited(1)	489,500	4,562,686
China Railway Construction Corporation, H Shares(1)	1,000,000	1,272,367
GOME Electrical Appliances Holdings Limited(1)(2)	7,703,587	2,771,890
Huabao International Holdings Limited(1)	2,762,900	2,982,720
Mindray Medical International Limited, Class A (DR)	55,738	1,890,633
New Oriental Education & Technology Group, Inc. (DR)(2)	11,974	905,354
Tingyi (Cayman Islands) Holding Corporation(1)	908,300	2,248,149
Zhuzhou CSR Times Electric Co., Ltd., H Shares(1)	1,023,200	2,080,421

		27,061,638

CZECH REPUBLIC - 0.7%
CEZ(1)	32,735	1,535,617

EGYPT - 1.2%
Commercial International Bank(1)	110,610	1,100,019
Egyptian Financial Group-Hermes Holding(1)	320,399	1,452,790

		2,552,809

HONG KONG - 0.6%
Samson Holding Ltd.(1)	7,942,955	1,254,661

HUNGARY - 0.7%
MOL Hungarian Oil and Gas Nyrt., Class A(1)(2)	16,569	1,478,053

INDIA - 4.1%
Cairn India Ltd.(1)(2)	397,882	2,395,248
India Cements Limited(1)	763,855	2,019,813
Patni Computer Systems Ltd(1)	142,599	1,481,003
Piramal Healthcare Ltd.(1)	49,096	389,141
Power Finance Corporation(1)	280,604	1,562,331
Welspun Gujarat Stahl Rohren Ltd.(1)	194,812	1,124,490

		8,972,026

INDONESIA - 2.9%
PT Bank Rakyat Indonesia(1)	2,009,000	1,623,312
PT Indocement Tunggal Prakarsa Tbk(1)	1,524,595	2,224,217
PT Telekomunikasi Indonesia(1)	2,438,000	2,439,604

		6,287,133

ITALY - 0.6%
Tenaris S.A. (DR)	29,869	1,273,913

KOREA - 8.5%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(1)(2)	79,714	1,191,842
Hyundai Development Company(1)(2)	35,021	1,137,239
MegaStudy Co., Ltd.(1)(2)	7,978	1,634,664
Samsung Electronics Co., Ltd.(1)	13,558	9,259,883
Shinhan Financial Group Co., Ltd.(1)(2)	73,977	2,747,039
Shinsegae Co., Ltd.(1)(2)	5,322	2,456,727

		18,427,394

KAZAKSTAN - 1.2%
KazMunaiGas Exploration Production (DR)(1)	101,435	2,523,395

MEXICO - 5.9%
America Movil SAB de C.V., Series L(3)	1,732,191	4,074,264
Bolsa Mexicana de Valores SA(2)	828,061	972,253
Fomento Economico Mexicano SAB, Series UBD (Units)	400,610	1,921,899
Grupo Financiero Banorte S.A.B. de C.V.	528,421	1,905,741
Grupo Televisa S.A.	475,845	1,979,838
Urbi, Desarrollos Urbanos, S.A. de C.V.(2)	835,712	1,884,536

		12,738,531

NETHERLANDS - 0.8%
Plaza Centers (Europe) BV(1)(2)	726,264	1,721,942

POLAND - 0.6%
Polski Koncern Naftowy Orlen S.A.(1)(2)	113,992	1,338,346

RUSSIA - 5.0%
Globaltrans Investment PLC (DR)(1)(2)	195,136	1,916,668
Globaltrans Investment PLC, 144A (DR)(1)(2)	53,097	521,530
LUKOIL (DR)(1)	81,342	4,556,357
Magnit(1)	16,954	1,209,160
Mobile TeleSystems (DR)	34,718	1,697,363
Razguliay Group(1)(2)	640,466	1,003,288

		10,904,366

SINGAPORE - 0.9%
Epure International Ltd.(1)	3,740,000	1,933,174

SOUTH AFRICA - 9.1%
ABSA Group Limited(1)	130,643	2,262,219
African Bank Investments Limited(1)	371,391	1,497,747
Barloworld Limited(1)	193,587	1,176,158
Gold Fields Limited(1)	153,602	2,021,017
Grindrod Limited(1)	669,588	1,612,528
Harmony Gold Mining Company Limited(1)	125,849	1,284,917
Impala Platinum Holdings Limited(1)	123,293	3,351,735
Mondi Limited(1)	345,487	1,950,594
Mr. Price Group Limited(1)	242,941	1,147,849
MTN Group Limited(1)	211,276	3,361,266

		19,666,030

SWEDEN - 0.8%
Alliance Oil Co Ltd. (DR)(1)	118,853	1,698,585

TAIWAN - 11.5%
Acer Inc.(1)	791,599	2,364,864
Cathay Financial Holding Co., Ltd.(1)(2)	1,102,292	2,042,423
Chinatrust Financial Holding Company Ltd.(1)	2,495,838	1,543,679
Far Eastern Textile Ltd.(1)	1,358,698	1,688,938
Far EasTone Telecommunications Co., Ltd.(1)	838,000	997,602
Hon Hai Precision Industry Co., Ltd.(1)	860,729	4,049,047
HTC Corporation(1)	187,400	2,132,800
MediaTek Incorporation(1)	185,214	3,216,417
Taiwan Fertilizer Co., Ltd.(1)	699,000	2,472,458
Taiwan Semiconductor Manufacturing Company Ltd.(1)	2,208,647	4,430,406

		24,938,634

THAILAND - 2.8%
Bangkok Bank Public Company Limited (DR)(1)	395,900	1,378,215
Bumrungrad Hospital Public Company Limited (DR)(1)	1,174,300	1,038,632
Glow Energy Pcl (DR)(1)	1,003,000	990,001
Siam Commercial Bank Public Company Limited (DR)(1)	717,200	1,868,430
Total Access Communication Public Company Limited (DR)(1)	749,600	800,314

		6,075,592

TURKEY - 4.5%
Cimsa Cimento Sanayi ve Ticaret A.S.(1)	339,546	1,711,159
Ford Otomotiv Sanayi A.S.(1)	243,362	1,474,677
Tekfen Holding A.S.(1)(2)	330,730	1,078,991
Tupras-Turkiye Petrol Rafinerileri A.S.(1)	60,211	1,192,201
Turkcell Iletisim Hizmetleri AS(1)	312,503	2,199,137
Turkiye Sinai Kalkinma Bankasi A.S.(1)(2)	1,754,261	2,120,927

		9,777,092

UNITED ARAB EMIRATES - 0.5%
Air Arabia(1)	4,633,938	1,150,326

Total common and preferred stocks (Cost $176,588,714)		209,666,446

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/09, due 1/4/10, maturity value $9,892,000(4) (Cost $9,892,000)	$9,892,000	$9,892,000

Total investments - 101.4% (Cost $186,480,714)		219,558,446

Other assets less liabilities - (1.4%)		(2,934,946)

Total net assets - 100.0%(5)		$216,623,500

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $188,300,990 or 86.9% of total net assets.

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	3.500%	2/15/2039	$10,092,544

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2009

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$22,641,010	10.4%
Consumer Staples	16,795,830	7.8
Energy	27,124,054	12.5
Financials	33,981,485	15.7
Healthcare	3,318,406	1.5
Industrials	19,657,800	9.1
Information Technology	26,934,420	12.4
Materials	28,421,599	13.1
Telecommunication Services	24,819,787	11.5
Utilities	5,972,055	2.8

Total common and preferred stocks	209,666,446	96.8
Short-term investments	9,892,000	4.6

Total investments	219,558,446	101.4
Other assets less liabilities	(2,934,946)	(1.4)

Total net assets	$216,623,500	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2009

(Unaudited)

	Value	Percentage of Total Investments
Brazilian real	$43,544,419	19.8%
British pound	1,721,942	0.8
Chilean peso	2,812,770	1.3
Czech koruna	1,535,617	0.7
Egyptian pound	2,552,809	1.2
Hong Kong dollar	24,440,877	11.1
Hungarian forint	1,478,053	0.7
Indian rupee	8,972,026	4.1
Indonesian rupiah	6,287,133	2.9
Korean won	18,427,394	8.4
Mexican peso	12,738,531	5.8
Polish zloty	1,338,346	0.6
Singapore dollar	1,933,174	0.9
South African rand	19,666,030	8.9
Swedish krona	1,698,585	0.8
Taiwan dollar	24,938,634	11.3
Thai baht	6,075,592	2.8
Turkish lira	9,777,092	4.4
United Arab Emirates dirham	1,150,326	0.5
U.S. dollar	28,469,096	13.0

Total investments	$219,558,446	100.0%

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - December 31, 2009

(Unaudited)

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 94.2%

FRANCE - 7.9%
Publicis Groupe(1)	20,377	$826,631
Societe Television Francaise 1(1)	25,314	467,471
Sodexo(1)	13,608	777,223
Total SA(1)	5,563	356,486

		2,427,811

HONG KONG - 2.8%
Guoco Group Limited(1)	80,250	854,201

IRELAND - 1.5%
Ryanair Holdings PLC, Equity-Linked Security, 144A(1)(2)(3)(4)	97,296	455,548

JAPAN - 3.4%
Credit Saison Co., Ltd.(1)	37,000	414,233
Daiwa Securities Group Inc.(1)	59,596	298,768
Sankyo Co., Ltd.(1)	6,348	316,220

		1,029,221

NETHERLANDS - 1.2%
Wolters Kluwer NV(1)	17,052	373,749

SWITZERLAND - 12.3%
Adecco SA(1)	11,416	630,266
Givaudan SA(1)	878	698,756
Novartis AG(1)	16,284	887,189
Panalpina Welttransport Holding AG(1)	8,763	557,852
Pargesa Holding SA(1)	11,239	984,238

		3,758,301

UNITED KINGDOM - 21.7%
Cadbury PLC(1)	8,099	104,220
Cadbury PLC (DR)	4,832	248,317
Compass Group PLC(1)	107,664	768,962
Diageo PLC(1)	58,416	1,018,738
Experian PLC(1)	154,328	1,525,629
Home Retail Group PLC(1)	64,357	293,365
Royal Dutch Shell PLC, Class A(1)	12,231	367,462
Signet Jewelers Ltd.(4)	49,166	1,313,716
Unilever PLC (DR)	31,178	994,578

		6,634,987

UNITED STATES - 43.4%
3M Company	5,840	482,793
American Express Company	35,885	1,454,060
Arch Capital Group Ltd.(4)(5)	14,118	1,010,143
The Bank of New York Mellon Corporation	38,520	1,077,404
Cintas Corporation	28,804	750,344
Covidien PLC	11,403	546,090
Dell Inc.(4)	25,598	367,587
Johnson & Johnson	16,761	1,079,576
Marsh & McLennan Companies, Inc.	46,435	1,025,285
Microsoft Corporation	24,837	757,280
Mohawk Industries, Inc.(4)	15,460	735,896
The Procter & Gamble Company	18,151	1,100,495
The Sherwin-Williams Company	6,264	386,176
Sysco Corporation	23,481	656,059
Tyco Electronics Ltd.	38,670	949,349
Wal-Mart Stores, Inc.	13,687	731,570
WellPoint Inc.(4)	2,990	174,287

		13,284,394

Total common stocks and equity-linked securities (Cost $22,325,637)		28,818,212

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/09, due 1/4/10, maturity value $1,867,000(6) (Cost $1,867,000)	$1,867,000	$1,867,000

Total investments - 100.3% (Cost $24,192,637)		30,685,212

Other assets less liabilities - (0.3%)		(102,570)

Total net assets - 100.0%(7)		$30,582,642

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $12,977,207 or 42.4% of total net assets.

(2)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (G) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(3)

Security is restricted and was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. Restricted securities may be resold in transactions exempt from registration normally to qualified institutional buyers. Ryanair Holdings PLC was acquired on various dates from September 17, 2008 to November 3, 2009 at an aggregate cost of $436,548. In total, the value of restricted securities held by the Fund was $455,548 or 1.5% of total net assets.

(4)	Non-income producing security.
(5)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	3.500%	2/15/2039	$1,905,119

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2009

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$6,259,409	20.4%
Consumer Staples	4,853,977	15.9
Energy	723,948	2.3
Financials	7,118,332	23.3
Healthcare	2,687,142	8.8
Industrials	4,402,432	14.4
Information Technology	2,074,216	6.8
Materials	698,756	2.3

Total common stocks	28,818,212	94.2
Short-term investments	1,867,000	6.1

Total investments	30,685,212	100.3
Other assets less liabilities	(102,570)	(0.3)

Total net assets	$30,582,642	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2009

(Unaudited)

	Value	Percentage of Total Investments
British pound	$3,710,914	12.1%
Euro	3,624,570	11.8
Hong Kong dollar	854,201	2.8
Japanese yen	1,029,221	3.4
Swiss franc	3,758,301	12.2
U.S. dollar	17,708,005	57.7

Total investments	$30,685,212	100.0%

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2009

(Unaudited)

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 98.3%

AUSTRALIA - 0.2%
Incitec Pivot Limited(1)	7,045,868	$22,328,966

BELGIUM - 1.4%
Anheuser-Busch InBev NV(1)	2,095,323	108,252,978
Umicore(1)	1,120,403	37,309,330

		145,562,308

BRAZIL - 1.6%
Petroleo Brasileiro S.A., Preferred (DR)	3,987,960	169,049,624

CANADA - 2.2%
Canadian Pacific Railway Limited	4,245,479	229,255,866

CHINA - 5.8%
China Construction Bank, H Shares(1)	172,387,100	146,732,874
China Life Insurance Co., Limited, H Shares(1)	36,247,900	177,604,270
China Merchants Bank Co., Ltd., H Shares(1)	9,841,420	25,530,596
China Merchants Holdings International Company Limited(1)	20,918,674	67,389,098
Evergrande Real Estate Group Limited(2)	103,453,000	57,374,558
Huabao International Holdings Limited(1)	37,002,000	39,945,924
Industrial and Commercial Bank of China Ltd, H Shares(1)	87,828,000	72,076,573
Wynn Macau Ltd.(1)(2)	20,652,872	25,197,402

		611,851,295

DENMARK - 1.3%
Carlsberg A/S, B Shares(1)	187,198	13,814,583
Danske Bank A/S(1)(2)	5,232,627	119,141,553

		132,956,136

FRANCE - 12.3%
Accor S.A.(1)	3,343,745	181,645,031
AXA SA(1)	747,507	17,678,720
BNP Paribas(1)	2,445,678	192,997,294
Compagnie de Saint-Gobain(1)	803,726	43,142,120
Credit Agricole S.A.(1)	3,150,220	54,919,847
Natixis(1)(2)	19,558,714	97,363,966
Pernod Ricard SA(1)	3,084,480	264,757,207
Societe Generale(1)	2,716,318	187,948,708
Unibail-Rodamco(1)	488,069	107,442,583
Vinci SA(1)	2,713,331	151,973,822

		1,299,869,298

GERMANY - 15.6%
Allianz SE(1)	1,106,498	137,728,983
Bayer AG(1)	4,679,123	373,979,447
Daimler AG(1)	5,133,494	274,267,169
Deutsche Boerse AG(1)	698,499	58,074,131
Deutsche Post AG(1)	7,206,161	138,655,323
Linde AG(1)	2,922,326	351,745,787
Muenchener Rueckversicherungs-Gesellschaft AG(1)	1,632,266	254,449,051
Rhoen-Klinikum AG(1)	52,496	1,283,992
RWE AG(1)	621,662	60,411,603

		1,650,595,486

HONG KONG - 1.9%
The Bank of East Asia, Ltd.(1)	18,959,235	74,680,985
Li & Fung Limited(1)	16,952,899	69,444,793
NWS Holdings Limited(1)	33,563,746	61,897,493

		206,023,271

INDIA - 2.4%
Housing Development Finance Corporation Ltd.(1)	1,248,822	71,974,810
ICICI Bank Limited(1)	2,180,220	40,793,006
ICICI Bank Limited (DR)	3,639,014	137,227,218

		249,995,034

IRELAND - 0.2%
The Governor and Company of the Bank of Ireland(1)(2)	12,493,764	23,432,419

ITALY - 3.1%
Assicurazioni Generali S.p.A.(1)	4,587,253	122,989,350
Intesa Sanpaolo(1)(2)	44,606,531	199,865,387

		322,854,737

JAPAN - 3.8%
DENSO CORPORATION(1)	3,393,734	101,710,927
MITSUI & CO., LTD.(1)	10,961,800	155,187,418
Nitori Co., Ltd.(1)	85,800	6,384,229
SUZUKI MOTOR CORPORATION(1)	5,777,406	141,864,991

		405,147,565

MEXICO - 1.5%
Grupo Televisa S.A. (DR)	7,551,401	156,767,085

NETHERLANDS - 10.1%
Akzo Nobel N.V.(1)	1,829,776	120,605,437
ASML Holding N.V.(1)	13,736,782	467,228,883
Heineken Holding NV(1)	2,106,715	88,264,965
Heineken NV(1)	2,507,712	118,824,198
ING Groep N.V.(1)(2)	25,996,320	251,310,952
TNT NV(1)	618,324	18,926,181

		1,065,160,616

NORWAY - 0.4%
Yara International ASA(1)	929,507	42,087,774

SINGAPORE - 2.0%
Genting Singapore PLC(1)(2)	110,654,799	101,342,341
Oversea-Chinese Banking Corporation Limited(1)	17,052,900	109,771,673

		211,114,014

SPAIN - 2.4%
Industria de Diseno Textil, S.A.(1)	1,687,257	104,548,662
Telefonica S.A.(1)	5,474,264	152,576,221

		257,124,883

SWEDEN - 1.6%
AB SKF, Class B(1)	2,642,181	45,382,117
Sandvik AB(1)	5,926,172	71,034,098
Skandinaviska Enskilda Banken AB (SEB), Class A(1)(2)	9,470,572	58,224,195

		174,640,410

SWITZERLAND - 12.0%
Credit Suisse Group AG(1)	3,393,918	167,154,325
Holcim Ltd.(1)(2)	3,264,505	253,052,215
Nestle SA(1)	5,178,614	251,591,556
Novartis AG(1)	3,869,333	210,809,899
Roche Holding AG(1)	340,244	59,404,295
Roche Holding AG - Genussscheine(1)(3)	1,416,235	240,924,483
UBS AG(1)(2)	5,631,858	86,516,146

		1,269,452,919

TAIWAN - 1.3%
Taiwan Semiconductor Manufacturing Company Ltd. (DR)	12,262,088	140,278,287

TURKEY - 0.0%(4)
Coca-Cola Icecek AS(1)	348,439	3,499,340

UNITED KINGDOM - 10.3%
Experian PLC(1)	10,763,381	106,402,759
HSBC Holdings plc(1)	17,869,959	203,845,625
Imperial Tobacco Group plc(1)	5,890,139	185,628,865
Kingfisher PLC(1)	31,448,512	115,280,412
National Grid PLC(1)	12,685,208	138,663,261
Smith & Nephew PLC(1)	13,403,413	137,627,747
Standard Chartered plc(1)	1,553,099	38,893,613
Tesco PLC(1)	23,410,646	160,850,171

		1,087,192,453

UNITED STATES - 4.9%
Accenture PLC, Class A	3,807,576	158,014,404
Activision Blizzard, Inc.(2)	5,720,580	63,555,644
Covidien PLC	3,418,151	163,695,251
Philip Morris International Inc.	2,709,813	130,585,888

		515,851,187

Total common and preferred stocks (Cost $8,663,412,306)		10,392,090,973

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/09, due 1/4/10, maturity value $234,979,000(5) (Cost $234,979,000)	$234,979,000	$234,979,000

Total investments - 100.5% (Cost $8,898,391,306)		10,627,069,973

Other assets less liabilities - (0.5%)		(55,954,300)

Total net assets - 100.0%(6)		$10,571,115,673

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $8,986,287,148 or 85.0% of total net assets.

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Represents less than 0.1% of total net assets.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	4.500%	4/30/2012	$66,408,638
U.S. Treasury Note	3.125	8/31/2013	73,395,000
U.S. Treasury Note	2.625	12/31/2014	99,875,000

			$239,678,638

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2009

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,278,453,042	12.1%
Consumer Staples	1,326,069,751	12.6
Energy	169,049,624	1.6
Financials	3,293,743,411	31.2
Healthcare	1,187,725,114	11.2
Industrials	1,089,246,295	10.3
Information Technology	829,077,218	7.8
Materials	867,075,433	8.2
Telecommunication Services	152,576,221	1.4
Utilities	199,074,864	1.9

Total common and preferred stocks	10,392,090,973	98.3
Short-term investments	234,979,000	2.2

Total investments	10,627,069,973	100.5
Other assets less liabilities	(55,954,300)	(0.5)

Total net assets	$10,571,115,673	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2009

(Unaudited)

	Value	Percentage of Total Investments
Australian dollar	$22,328,966	0.2%
British pound	1,049,670,835	9.9
Danish krone	132,956,136	1.3
Euro	4,764,599,747	44.8
Hong Kong dollar	855,396,184	8.1
Indian rupee	112,767,816	1.1
Japanese yen	405,147,565	3.8
Norwegian krone	42,087,774	0.4
Singapore dollar	211,114,014	2.0
Swedish krona	174,640,410	1.6
Swiss franc	1,269,452,919	11.9
Turkish lira	3,499,340	0.0 [1]
U.S. dollar	1,583,408,267	14.9

Total investments	$10,627,069,973	100.0%

[1]	Represents less than 0.1% of total investments.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - December 31, 2009

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 97.0%

AUSTRALIA - 2.6%
Centamin Egypt Limited(1)(2)	2,358,502	$4,631,512
Domino’s Pizza Enterprises Limited(1)	3,143,650	15,219,211

		19,850,723

AUSTRIA - 4.1%
bwin Interactive Entertainment AG(1)(2)	227,821	13,574,756
Flughafen Wien AG(1)	356,359	17,791,402

		31,366,158

CANADA - 1.9%
Finning International Inc.	894,043	14,258,868

CHINA - 13.2%
Beijing Capital Land Limited, H Shares(1)	4,112,000	1,839,256
China Everbright International Limited(1)	25,404,700	13,006,273
China Everbright Limited(1)	2,086,600	5,119,143
China Gas Holdings Ltd.(1)	16,978,000	9,185,367
China National Building Material Company Ltd., H Shares(1)	4,752,000	9,677,551
China Real Estate Information Corp. (DR)(2)	471,430	5,176,301
Hengan International Group Company Limited(1)	2,533,050	18,781,909
Intime Department Store Group Company Limited(1)	9,711,000	8,953,650
Ports Design Limited(1)	2,901,000	8,983,555
REXLot Holdings Limited(1)	140,675,000	15,703,785
Tong Ren Tang Technologies Company Limited, H Shares(1)	349,000	627,314
Yingde Gases(1)(2)	3,454,000	3,534,606

		100,588,710

EGYPT - 4.9%
Commercial International Bank (DR)(1)	2,471,324	24,399,011
Eastern Tobacco(1)	602,194	12,506,409

		36,905,420

FRANCE - 3.0%
Laurent-Perrier(1)	59,498	4,596,412
Meetic(1)(2)	328,557	8,949,278
Remy Cointreau SA(1)	190,297	9,647,975

		23,193,665

GERMANY - 15.1%
Gerresheimer AG(1)	533,622	17,925,092
Praktiker Bau- und Heimwerkermaerkte Holding AG(1)	1,944,066	21,507,297
Sixt AG(1)	166,815	5,250,877
Wacker Neuson SE(1)	1,164,841	13,721,684
Wirecard AG(1)	4,101,120	56,384,128

		114,789,078

HONG KONG - 6.9%
Beijing Enterprises Water Group Limited(1)(2)	44,446,000	14,736,262
Cafe De Coral Holdings Limited(1)	4,868,000	11,106,245
Industrial and Commercial Bank of China (Asia) Limited(1)	12,457,000	26,957,240

		52,799,747

INDIA - 0.6%
ACC Limited(1)	226,011	4,226,810

ITALY - 7.1%
Azimut Holding SpA(1)	637,304	8,507,298
Bulgari S.p.A.(1)	1,431,007	11,815,543
Davide Campari - Milano S.p.A.(1)	2,461,996	25,650,095
Geox SpA(1)	1,108,193	7,623,800

		53,596,736

MALAYSIA - 0.5%
PureCircle(1)(2)	965,263	3,791,367

SINGAPORE - 3.0%
City Developments Limited(1)	690,000	5,628,556
Raffles Education Corp Ltd(1)	18,992,000	5,421,517
SIA Engineering Company(1)	4,906,700	11,571,964

		22,622,037

SWITZERLAND - 10.4%
Bank Sarasin & Cie AG, B Shares(1)(2)	754,188	28,502,647
Nobel Biocare Holding AG(1)	475,249	15,905,559
Schindler Holding AG, Participation Certificates(1)(3)	284,436	21,820,839
Straumann Holding AG(1)	43,986	12,398,407

		78,627,452

THAILAND - 1.2%
CP ALL PCL(1)	12,012,400	8,917,326

TURKEY - 5.2%
Coca-Cola Icecek AS(1)	3,935,101	39,519,849

UNITED KINGDOM - 17.3%
888 Holdings PLC(1)	3,265,025	5,806,218
The Berkeley Group Holdings PLC(1)(2)	841,406	11,063,164
Bovis Homes Group PLC(1)(2)	1,028,681	7,175,382
Catlin Group Limited(1)	1,194,993	6,555,855
InterContinental Hotels Group PLC(1)	1,062,779	15,208,566
Mothercare plc(1)	644,822	7,067,574
Persimmon plc(1)(2)	1,211,747	9,175,688
Playtech Ltd.(1)	1,422,103	9,554,022
Premier Foods PLC(1)(2)	38,083,765	21,793,172
Redrow plc(1)(2)	4,457,662	9,564,701
Robert Walters plc(1)	939,470	3,220,028
SSL International plc(1)	1,532,915	19,344,028
VT Group plc(1)	658,985	5,493,977

		131,022,375

Total common stocks (Cost $605,487,416)		736,076,321

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/09, due 1/4/10, maturity value $30,475,000(4) (Cost $30,475,000)	$30,475,000	$30,475,000

Total investments - 101.0% (Cost $635,962,416)		766,551,321

Other assets less liabilities - (1.0%)		(7,394,508)

Total net assets - 100.0%(5)		$759,156,813

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $716,641,152 or 94.4% of total net assets.

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	3.250%	12/31/2016	$31,085,100

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2009

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$184,970,652	24.4%
Consumer Staples	145,204,514	19.1
Financials	112,685,307	14.9
Healthcare	66,200,400	8.7
Industrials	106,135,912	14.0
Information Technology	89,623,690	11.8
Materials	22,070,479	2.9
Utilities	9,185,367	1.2

Total common stocks	736,076,321	97.0
Short-term investments	30,475,000	4.0

Total investments	766,551,321	101.0
Other assets less liabilities	(7,394,508)	(1.0)

Total net assets	$759,156,813	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2009

(Unaudited)

	Value	Percentage of Total Investments
Australian dollar	$15,219,211	2.0%
British pound	139,445,254	18.2
Canadian dollar	14,258,868	1.9
Egyptian pound	12,506,409	1.6
Euro	222,945,637	29.1
Hong Kong dollar	148,212,156	19.3
Indian rupee	4,226,810	0.5
Singapore dollar	22,622,037	2.9
Swiss franc	78,627,452	10.3
Thai baht	8,917,326	1.2
Turkish lira	39,519,849	5.2
U.S. dollar	60,050,312	7.8

Total investments	$766,551,321	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - December 31, 2009

(Unaudited)

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 92.0%

BELGIUM - 0.8%
Groupe Bruxelles Lambert S.A.(1)	192,258	$18,093,291

CANADA - 0.3%
MDS Inc.(2)	929,318	7,277,444

FRANCE - 12.7%
Gemalto NV(1)(2)	849,071	36,541,240
Publicis Groupe(1)	1,807,146	73,310,257
Societe Television Francaise 1(1)	3,278,131	60,536,946
Sodexo(1)	1,036,949	59,225,497
Total SA(1)	1,062,400	68,080,244

		297,694,184

HONG KONG - 3.2%
Guoco Group Limited(1)	7,023,800	74,763,094

IRELAND - 2.3%
Ryanair Holdings PLC, Equity-Linked Security, 144A(1)(2)(3)(4)	11,370,419	53,237,295

JAPAN - 8.6%
Aderans Holdings Company Limited(1)	1,501,900	17,633,237
Credit Saison Co., Ltd.(1)	4,129,259	46,229,027
Daiwa Securities Group Inc.(1)	7,548,431	37,841,966
MEITEC CORPORATION(1)	1,168,052	15,737,056
Mitsubishi UFJ Financial Group, Inc.(1)	2,125,400	10,406,359
Mitsubishi UFJ Financial Group, Inc.(1)(5)	3,654,200	17,891,653
Sankyo Co., Ltd.(1)	931,838	46,418,695
SEINO HOLDINGS CO., LTD.(1)	1,352,800	8,568,537

		200,726,530

KOREA - 0.6%
Lotte Chilsung Beverage Co., Ltd.(1)(2)	19,453	14,069,752

NETHERLANDS - 1.5%
Wolters Kluwer NV(1)	1,628,862	35,701,691

SINGAPORE - 0.1%
ARA Asset Management Limited(1)	1,488,000	917,265

SWITZERLAND - 18.9%
Adecco SA(1)	1,574,766	86,941,311
Givaudan SA(1)	99,857	79,471,164
Nestle SA(1)	784,590	38,117,577
Novartis AG(1)	1,534,276	83,590,781
Panalpina Welttransport Holding AG(1)	885,116	56,346,439
Pargesa Holding SA(1)	1,022,578	89,550,634
Tamedia AG(1)	110,411	7,933,339

		441,951,245

UNITED KINGDOM - 28.9%
Brit Insurance Holdings PLC(1)	8,517,204	27,029,237
Cadbury PLC(1)	2,158,025	27,769,907
Carpetright PLC(1)	1,452,542	22,088,043
Compass Group PLC(1)	9,173,144	65,516,820
Diageo PLC(1)	4,681,627	81,644,641
Experian PLC(1)	12,267,224	121,269,189
Home Retail Group PLC(1)	7,109,286	32,407,010
Lancashire Holdings Ltd(1)	3,589,568	25,775,016
Reed Elsevier PLC(1)	698,919	5,739,361
Royal Dutch Shell PLC, Class A(1)	1,534,626	46,105,564
Savills Plc(1)	5,451,006	28,167,877
Signet Jewelers Ltd.(2)	3,718,426	99,356,343
Unilever PLC (DR)	2,670,549	85,190,513
Vitec Group PLC(1)	1,321,051	8,249,473

		676,308,994

UNITED STATES - 14.1%
Accenture PLC, Class A	752,849	31,243,233
Arch Capital Group Ltd.(2)(6)	1,503,385	107,567,197
Covidien PLC	2,176,829	104,248,341
Tyco Electronics Ltd.	3,541,431	86,942,131

		330,000,902

Total common stocks and equity-linked securities (Cost $1,886,661,424)		2,150,741,687

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/09, due 1/4/10, maturity value $166,146,000(7) (Cost $166,146,000)	$166,146,000	$166,146,000

Total investments - 99.1% (Cost $2,052,807,424)		2,316,887,687

Other assets less liabilities - 0.9%		22,094,016

Total net assets - 100.0%(8)		$2,338,981,703

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $1,628,916,485 or 69.6% of total net assets.

(2)	Non-income producing security.
(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (G) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)

Security is restricted and was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. Restricted securities may be resold in transactions exempt from registration normally to qualified institutional buyers. Ryanair Holdings PLC was acquired on various dates from September 17, 2008 to November 5, 2009 at an aggregate cost of $47,189,809. In total, the value of these restricted securities acquired in a transaction under Rule 144A and held by the Fund was $53,237,295 or 2.3% of total net assets.

(5)

Security is restricted and was acquired in a private placement and is not deemed to be liquid in the United States; however, the shares of the security are freely tradeable outside the United States, where the Fund expects to trade them. Mitsubishi UFJ Financial Group, Inc. was acquired on December 14, 2009 at an aggregate cost of $17,639,402. In total, the value of these restricted securities acquired in a private placement and held by the Fund was $17,891,653 or 0.8% of total net assets.

(6)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	3.000%	9/30/2016	$17,231,875
U.S. Treasury Note	3.125	10/31/2016	152,239,975

			169,471,850

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2009

(Unaudited)

	Value	Percentage of Total Net Assets
Consumer Discretionary	$516,483,475	22.1%
Consumer Staples	264,425,627	11.3
Energy	114,185,808	4.9
Financials	484,232,616	20.7
Healthcare	195,116,566	8.4
Industrials	342,099,827	14.6
Information Technology	154,726,604	6.6
Materials	79,471,164	3.4

Total common stocks	2,150,741,687	92.0
Short-term investments	166,146,000	7.1

Total investments	2,316,887,687	99.1
Other assets less liabilities	22,094,016	0.9

Total net assets	$2,338,981,703	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2009

(Unaudited)

	Value	Percentage of Total Investments
British pound	$445,656,574	19.2%
Canadian dollar	7,277,444	0.3
Euro	450,832,025	19.5
Hong Kong dollar	74,763,094	3.2
Japanese yen	200,726,530	8.7
Korean won	14,069,752	0.6
Singapore dollar	917,265	0.0 [1]
Swiss franc	441,951,245	19.1
U.S. dollar	680,693,758	29.4

Total investments	$2,316,887,687	100.0%

[1]	Represents less than 0.1% of total investments.

ARTISAN MID CAP FUND

Schedule of Investments - December 31, 2009

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 95.9%

CONSUMER DISCRETIONARY - 17.7%
Auto Components - 1.7%
BorgWarner Inc.	785,499	$26,094,277
Johnson Controls, Inc.	1,795,062	48,897,489

		74,991,766

Distributors - 0.9%
LKQ Corporation(1)	2,100,001	41,139,020

Hotels, Restaurants & Leisure - 4.5%
Chipotle Mexican Grill, Inc., Class A(1)	250,300	22,066,448
Ctrip.com International, Ltd. (DR)(1)(2)	851,200	61,167,232
Home Inns & Hotels Management, Inc. (DR)(1)(2)	698,700	24,699,045
Panera Bread Company, Class A(1)	249,700	16,722,409
Starbucks Corporation(1)	567,283	13,081,546
Starwood Hotels & Resorts Worldwide, Inc.	1,475,622	53,963,496
Wynn Resorts, Limited	69,800	4,064,454

		195,764,630

Household Durables - 1.9%
Gafisa S.A. (DR)(2)	785,900	25,431,724
Harman International Industries, Incorporated	1,607,300	56,705,544

		82,137,268

Multiline Retail - 3.5%
Kohl’s Corporation(1)	2,862,664	154,383,469

Specialty Retail - 3.6%
Best Buy Co., Inc.	398,274	15,715,892
CarMax, Inc.(1)	1,271,400	30,831,450
Dick’s Sporting Goods, Inc., Class A(1)	2,263,200	56,285,784
O’Reilly Automotive, Inc.(1)	1,472,900	56,146,948

		158,980,074

Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc.	1,454,500	53,132,885
Polo Ralph Lauren Corporation, Class A	213,500	17,289,230

		70,422,115

CONSUMER STAPLES - 1.9%
Beverages - 1.9%
Hansen Natural Corporation(1)	2,196,112	84,330,701

ENERGY - 3.2%
Energy Equipment & Services - 1.6%
Cameron International Corporation(1)	909,800	38,029,640
Dresser-Rand Group Inc.(1)	701,396	22,171,128
Smith International, Inc.	335,058	9,103,526

		69,304,294

Oil, Gas & Consumable Fuels - 1.6%
Range Resources Corporation	1,363,331	67,962,050

FINANCIALS - 5.0%
Capital Markets - 2.5%
Greenhill & Co., Inc.	554,886	44,524,053
TD AMERITRADE Holding Corporation(1)	3,248,100	62,948,178

		107,472,231

Commercial Banks - 0.5%
HDFC Bank Ltd. (DR)(2)	174,848	22,744,228

Diversified Financial Services - 2.0%
CME Group Inc., Class A	136,941	46,005,329
IntercontinentalExchange, Inc.(1)	365,600	41,056,880

		87,062,209

HEALTHCARE - 16.4%
Biotechnology - 0.7%
Human Genome Sciences, Inc.(1)	519,100	15,884,460
Vertex Pharmaceuticals Incorporated(1)	297,400	12,743,590

		28,628,050

Health Care Equipment & Supplies - 2.0%
Edwards Lifesciences Corporation(1)	487,400	42,330,690
Intuitive Surgical, Inc.(1)	100,012	30,335,640
NuVasive, Inc.(1)	466,570	14,920,909

		87,587,239

Health Care Providers & Services - 1.5%
Community Health Systems, Inc.(1)	1,865,400	66,408,240

Health Care Technology - 6.7%
athenahealth, Inc.(1)	1,385,400	62,675,496
Cerner Corporation(1)	2,601,500	214,467,660
Quality Systems, Inc.	248,761	15,619,703

		292,762,859

Life Sciences Tools & Services - 1.1%
Illumina, Inc.(1)	1,563,596	47,924,217

Pharmaceuticals - 4.4%
Allergan, Inc.	3,061,861	192,927,862

INDUSTRIALS - 14.1%
Aerospace & Defense - 2.7%
Precision Castparts Corp.	1,057,420	116,686,297

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	292,102	17,155,150
Expeditors International of Washington, Inc.	609,027	21,151,508

		38,306,658

Building Products - 0.3%
Owens Corning(1)	477,063	12,231,895

Construction & Engineering - 3.2%
AECOM Technology Corporation(1)	770,500	21,188,750
Fluor Corporation	1,403,519	63,214,496
Quanta Services, Inc.(1)	2,552,128	53,186,347

		137,589,593

Electrical Equipment - 1.8%
First Solar, Inc.(1)	138,655	18,773,887
Roper Industries, Inc.	1,170,054	61,275,728

		80,049,615

Machinery - 1.8%
Cummins Inc.	1,122,800	51,491,608
PACCAR Inc	699,906	25,385,591

		76,877,199

Professional Services - 1.7%
IHS Inc., Class A(1)	534,900	29,317,869
Robert Half International Inc.	516,600	13,808,718
Verisk Analytics, Inc., Class A(1)	1,005,000	30,431,400

		73,557,987

Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	1,624,826	52,433,135

Trading Companies & Distributors - 0.5%
Watsco, Inc., Class A	400,000	19,592,000

INFORMATION TECHNOLOGY - 34.9%
Communications Equipment - 2.6%
CommScope, Inc.(1)	1,640,900	43,533,077
Juniper Networks, Inc.(1)	2,543,127	67,825,197

		111,358,274

Computers & Peripherals - 1.6%
NetApp, Inc.(1)	2,041,275	70,199,447

Electronic Equipment & Instruments - 3.6%
Agilent Technologies, Inc.(1)	3,623,600	112,585,252
Trimble Navigation Limited(1)	1,791,599	45,148,295

		157,733,547

Internet Software & Services - 3.0%
GSI Commerce, Inc.(1)	588,100	14,931,859
MercadoLibre, Inc.(1)	973,900	50,516,193
NetEase.com, Inc. (DR)(1)(2)	1,037,400	39,016,614
VistaPrint Limited(1)	470,200	26,641,532

		131,106,198

IT Services - 2.6%
Cognizant Technology Solutions Corporation, Class A(1)	709,000	32,117,700
The Western Union Company	4,265,347	80,401,791

		112,519,491

Semiconductors & Semiconductor Equipment - 9.4%
Analog Devices, Inc.	3,058,566	96,589,514
ARM Holdings PLC (DR)(2)	8,073,800	69,111,728
Broadcom Corporation, Class A(1)	2,160,919	67,960,902
Cree, Inc.(1)	1,015,711	57,255,629
MEMC Electronic Materials, Inc.(1)	2,889,098	39,349,515
NVIDIA Corporation(1)	4,241,976	79,240,112

		409,507,400

Software - 12.1%
ANSYS, Inc.(1)	1,306,000	56,758,760
AsiaInfo Holdings, Inc.(1)	791,500	24,117,005
Autodesk, Inc.(1)	2,647,337	67,268,833
Blackboard Inc.(1)	952,000	43,211,280
Citrix Systems, Inc.(1)	2,398,960	99,820,726
Electronic Arts Inc.(1)	2,404,235	42,675,171
Mc Afee, Inc.(1)	459,728	18,651,165
Red Hat, Inc.(1)	2,033,688	62,840,959
salesforce.com, inc.(1)	686,535	50,645,687
SolarWinds, Inc.(1)	685,600	15,775,656
VMware, Inc., Class A(1)	1,110,402	47,058,837

		528,824,079

MATERIALS - 2.7%
Chemicals - 2.7%
Agrium Inc.(2)	1,377,900	84,740,850
Ecolab Inc.	747,018	33,302,062

		118,042,912

Total common stocks (Cost $3,298,679,960)		4,179,548,249

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/09, due 1/4/10, maturity value $191,856,000(3) (Cost $191,856,000)	$191,856,000	$191,856,000

Total investments - 100.3% (Cost $3,490,535,960)		4,371,404,249

Other assets less liabilities - (0.3%)		(11,075,491)

Total net assets - 100.0%(4)		$4,360,328,758

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Agrium Inc.	Canada	U.S. dollar
ARM Holdings PLC (DR)	United Kingdom	U.S. dollar
Ctrip.com International, Ltd. (DR)	China	U.S. dollar
Gafisa S.A. (DR)	Brazil	U.S. dollar
HDFC Bank Ltd. (DR)	India	U.S. dollar
Home Inns & Hotels Management, Inc. (DR)	China	U.S. dollar
NetEase.com, Inc. (DR)	China	U.S. dollar

(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.875%	6/30/2010	$99,993,230
U.S. Treasury Note	0.875	1/31/2011	95,704,438

			$195,697,668

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - December 31, 2009

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 94.7%

CONSUMER DISCRETIONARY - 12.8%
Auto Components - 1.3%
BorgWarner Inc.	2,006,600	$66,659,252

Diversified Consumer Services - 1.9%
H&R Block, Inc.	4,467,000	101,043,540

Hotels, Restaurants & Leisure - 2.2%
Burger King Holdings, Inc.	5,112,300	96,213,486
Carnival Corporation(1)	609,800	19,324,562

		115,538,048

Household Durables - 1.4%
Mohawk Industries, Inc.(1)	1,512,500	71,995,000

Leisure Equipment & Products - 1.7%
Mattel, Inc.	4,577,900	91,466,442

Media - 3.9%
Marvel Entertainment, Inc.(1)	1,704,100	92,157,728
Omnicom Group Inc.	2,883,900	112,904,685

		205,062,413

Specialty Retail - 0.4%
AutoZone, Inc.(1)	131,500	20,786,205

CONSUMER STAPLES - 6.9%
Food & Staples Retailing - 3.8%
The Kroger Co.	5,384,600	110,545,838
Sysco Corporation	3,146,100	87,902,034

		198,447,872

Food Products - 3.1%
Campbell Soup Company	2,430,100	82,137,380
H.J. Heinz Company	1,976,400	84,510,864

		166,648,244

ENERGY - 7.3%
Energy Equipment & Services - 3.2%
Nabors Industries Ltd.(1)	6,201,400	135,748,646
Pride International, Inc.(1)	988,700	31,549,417

		167,298,063

Oil, Gas & Consumable Fuels - 4.1%
Cimarex Energy Co.	3,035,190	160,774,014
EOG Resources, Inc.	594,900	57,883,770

		218,657,784

FINANCIALS - 16.8%
Consumer Finance - 0.3%
The Student Loan Corporation	313,000	14,576,410

Insurance - 15.0%
Alleghany Corporation(1)(2)	506,276	139,732,176
Allied World Assurance Company Holdings, Ltd	1,865,500	85,943,585
The Allstate Corporation	3,620,000	108,744,800
Arch Capital Group Ltd.(1)(2)	1,581,073	113,125,773
Brown & Brown, Inc.	3,781,300	67,949,961
Fidelity National Financial, Inc.	8,219,281	110,631,522
The Progressive Corporation(1)	5,082,100	91,426,979
W. R. Berkley Corporation	3,035,100	74,784,864

		792,339,660

Real Estate Investment Trusts (REITS) - 1.5%
Annaly Capital Management, Inc.	4,618,300	80,127,505

HEALTHCARE - 6.3%
Health Care Equipment & Supplies - 2.1%
Stryker Corporation	2,200,700	110,849,259

Health Care Providers & Services - 2.9%
Cardinal Health, Inc.	1,562,100	50,362,104
CIGNA Corporation	2,856,450	100,746,992

		151,109,096

Life Sciences Tools & Services - 1.3%
Covance Inc.(1)	1,240,400	67,688,628

INDUSTRIALS - 21.6%
Aerospace & Defense - 4.2%
L-3 Communications Holdings, Inc.	1,341,100	116,608,645
Rockwell Collins, Inc.	1,904,253	105,419,446

		222,028,091

Commercial Services & Supplies - 1.8%
Cintas Corporation	3,690,600	96,140,130

Electrical Equipment - 3.8%
Acuity Brands, Inc.(2)	2,530,915	90,201,811
Hubbell Inc., Class B	2,339,400	110,653,620

		200,855,431

Machinery - 1.9%
Dover Corporation	2,359,500	98,178,795

Marine - 0.7%
Alexander & Baldwin, Inc.	1,149,500	39,347,385

Professional Services - 6.4%
The Dun & Bradstreet Corporation	1,099,100	92,731,067
Equifax Inc.	3,630,100	112,133,789
Manpower Inc.	1,179,800	64,393,484
Robert Half International Inc.	2,539,100	67,870,143

		337,128,483

Road & Rail - 1.6%
Ryder System, Inc.	2,026,800	83,443,356

Trading Companies & Distributors - 1.2%
GATX Corporation	2,188,100	62,907,875

INFORMATION TECHNOLOGY - 17.4%
Computers & Peripherals - 0.7%
Seagate Technology	2,133,700	38,812,003

Electronic Equipment & Instruments - 6.7%
Arrow Electronics, Inc.(1)	3,569,600	105,695,856
Avnet, Inc.(1)	4,083,110	123,146,598
Ingram Micro Inc., Class A(1)	7,119,000	124,226,550

		353,069,004

IT Services - 5.5%
Hewitt Associates, Inc.(1)	2,783,100	117,613,806
SAIC, Inc.(1)	4,860,300	92,054,082
Total System Services, Inc.	4,709,000	81,324,430

		290,992,318

Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	2,484,900	78,473,142
Lam Research Corporation(1)	690,900	27,090,189
National Semiconductor Corporation	6,251,800	96,027,648

		201,590,979

Software - 0.7%
SYNOPSYS, INC.(1)	1,708,400	38,063,152

UTILITIES - 5.6%
Electrical Utilities - 1.5%
PPL Corporation	2,541,000	82,099,710

Multi-Utilities - 3.1%
OGE Energy Corp.	2,188,100	80,719,009
SCANA Corporation	2,218,400	83,589,312

		164,308,321

Water Utilities - 1.0%
American Water Works Company, Inc.	2,349,500	52,652,295

Total common stocks (Cost $4,362,767,620)		5,001,910,749

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/09, due 1/4/10, maturity value $340,238,000(3) (Cost $340,238,000)	$340,238,000	$340,238,000

Total investments - 101.1% (Cost $4,703,005,620)		5,342,148,749

Other assets less liabilities - (1.1%)		(59,392,011)

Total net assets - 100.0%(4)		$5,282,756,738

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	0.875%	1/31/2011	$347,045,563

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ARTISAN OPPORTUNISTIC GROWTH FUND

Schedule of Investments - December 31, 2009

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 92.1%

CONSUMER DISCRETIONARY - 14.6%
Auto Components - 2.7%
Johnson Controls, Inc.	55,894	$1,522,553

Hotels, Restaurants & Leisure - 3.3%
Ctrip.com International, Ltd. (DR)(1)(2)	16,500	1,185,690
Starbucks Corporation(1)	28,952	667,633

		1,853,323

Household Durables - 1.1%
Gafisa S.A.(2)(3)	36,900	598,289

Multiline Retail - 3.7%
Kohl’s Corporation(1)	38,400	2,070,912

Specialty Retail - 1.3%
Best Buy Co., Inc.	18,350	724,091

Textiles, Apparel & Luxury Goods - 2.5%
NIKE, Inc., Class B	21,445	1,416,871

CONSUMER STAPLES - 2.0%
Food Products - 2.0%
Tingyi (Cayman Islands) Holding Corporation(2)(3)	469,500	1,162,067

ENERGY - 6.6%
Energy Equipment & Services - 2.5%
Schlumberger Limited	21,500	1,399,435

Oil, Gas & Consumable Fuels - 4.1%
Petroleo Brasileiro S.A. (DR)(2)	23,325	1,112,136
Range Resources Corporation	24,100	1,201,385

		2,313,521

FINANCIALS - 5.6%
Capital Markets - 1.5%
TD AMERITRADE Holding Corporation(1)	43,500	843,030

Diversified Financial Services - 4.1%
CME Group Inc., Class A	2,635	885,228
JPMorgan Chase & Co.	34,975	1,457,408

		2,342,636

HEALTHCARE - 11.6%
Health Care Providers & Services - 2.9%
Community Health Systems, Inc.(1)	45,500	1,619,800

Health Care Technology - 3.8%
Cerner Corporation(1)	25,790	2,126,128

Pharmaceuticals - 4.9%
Allergan, Inc.	43,575	2,745,661

INDUSTRIALS - 9.9%
Aerospace & Defense - 1.5%
Precision Castparts Corp.	7,600	838,660

Construction & Engineering - 1.5%
Quanta Services, Inc.(1)	39,975	833,079

Electrical Equipment - 3.0%

ABB Limited (DR)(1)(2)	42,800	817,480
Gamesa Corporacion Tecnologica, S.A.(2)(3)	51,725	867,098

		1,684,578

Machinery - 2.7%
Cummins Inc.	16,900	775,034
Weg S.A.(2)(3)	72,300	757,942

		1,532,976

Road & Rail - 1.2%
Localiza Rent a Car SA(2)(3)	64,400	710,773

INFORMATION TECHNOLOGY - 39.5%
Computers & Peripherals - 9.1%
Apple Inc.(1)	12,250	2,583,035
EMC Corporation(1)	146,700	2,562,849

		5,145,884

Electronic Equipment & Instruments - 6.0%
Agilent Technologies, Inc.(1)	73,200	2,274,324
Corning Incorporated	58,500	1,129,635

		3,403,959

Internet Software & Services - 8.3%
eBay Inc.(1)	97,700	2,299,858
Google Inc., Class A(1)	3,835	2,377,623

		4,677,481

IT Services - 4.0%
Visa Inc., Class A	25,800	2,256,468

Semiconductors & Semiconductor Equipment - 8.3%
ARM Holdings PLC(2)(3)	537,100	1,535,831
Broadcom Corporation, Class A(1)	32,425	1,019,766
MediaTek Incorporation(2)(3)	33,600	583,496
MEMC Electronic Materials, Inc.(1)	43,740	595,739
NVIDIA Corporation(1)	51,720	966,130

		4,700,962

Software - 3.8%
Citrix Systems, Inc.(1)	51,700	2,151,237

MATERIALS - 2.3%
Chemicals - 2.3%
The Mosaic Company	21,465	1,282,104

Total common stocks (Cost $43,264,858)		51,956,478

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/09, due 1/4/10, maturity value $4,362,000(4) (Cost $4,362,000)	$4,362,000	$4,362,000

Total investments - 99.9% (Cost $47,626,858)		56,318,478

Other assets less liabilities - 0.1%		79,624

Total net assets - 100.0%(5)		$56,398,102

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
ABB Limited (DR)	Switzerland	U.S. dollar
ARM Holdings PLC	United Kingdom	British pound
Ctrip.com International, Ltd. (DR)	China	U.S. dollar
Gafisa S.A.	Brazil	Brazilian real
Gamesa Corporacion Tecnologica, S.A.	Spain	Euro
Localiza Rent a Car SA	Brazil	Brazilian real
MediaTek Incorporation	Taiwan	Taiwan dollar
Petroleo Brasileiro S.A. (DR)	Brazil	U.S. dollar
Tingyi (Cayman Islands) Holding Corporation	China	Hong Kong dollar
Weg S.A.	Brazil	Brazilian real

(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $6,215,496 or 11.0% of total net assets.

(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	3.000%	9/30/2016	$4,453,625

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

CURRENCY EXPOSURE - DECEMBER 31, 2009

(Unaudited)

	Value	Percentage of Total Investments
Brazilian real	$2,067,004	3.7%
British pound	1,535,831	2.7
Euro	867,098	1.5
Hong Kong dollar	1,162,067	2.1
Taiwan dollar	583,496	1.0
U.S. dollar	50,102,982	89.0

Total investments	$56,318,478	100.0%

ARTISAN OPPORTUNISTIC VALUE FUND

Schedule of Investments - December 31, 2009

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 94.7%

CONSUMER DISCRETIONARY - 8.9%
Hotels, Restaurants & Leisure - 2.3%
McDonald’s Corporation	79,000	$4,932,760

Household Durables - 1.7%
Mohawk Industries, Inc.(1)	73,800	3,512,880

Media - 4.9%
Comcast Corporation, Class A Special(2)	353,700	5,662,737
Omnicom Group Inc.	115,700	4,529,655

		10,192,392

CONSUMER STAPLES - 14.1%
Food & Staples Retailing - 7.0%
The Kroger Co.	310,300	6,370,459
Wal-Mart Stores, Inc.	155,400	8,306,130

		14,676,589

Food Products - 5.8%
Kraft Foods Inc.	234,400	6,370,992
Nestle SA(3)(4)	118,200	5,742,487

		12,113,479

Tobacco - 1.3%
Philip Morris International Inc.	58,900	2,838,391

ENERGY - 5.8%
Energy Equipment & Services - 3.2%
Nabors Industries Ltd.(1)	309,800	6,781,522

Oil, Gas & Consumable Fuels - 2.6%
Apache Corporation	53,200	5,488,644

FINANCIALS - 22.5%
Insurance - 20.6%
Alleghany Corporation(1)	22,600	6,237,600
The Allstate Corporation	216,850	6,514,174
Arch Capital Group Ltd.(1)(5)	114,500	8,192,475
Berkshire Hathaway Inc., Class B(1)	2,610	8,576,460
The Chubb Corporation	81,600	4,013,088
Fidelity National Financial, Inc.	389,800	5,246,708
The Progressive Corporation(1)	252,000	4,533,480

		43,313,985

Real Estate Investment Trusts (REITS) - 1.9%
Annaly Capital Management, Inc.	228,200	3,959,270

HEALTHCARE - 12.3%
Health Care Equipment & Supplies - 4.2%
Baxter International Inc.	92,900	5,451,372
Stryker Corporation	68,700	3,460,419

		8,911,791

Health Care Providers & Services - 2.0%
CIGNA Corporation	117,700	4,151,279

Pharmaceuticals - 6.1%
Johnson & Johnson	114,100	7,349,181
Pfizer Inc.	303,100	5,513,389

		12,862,570

INDUSTRIALS - 9.1%
Aerospace & Defense - 9.1%
Lockheed Martin Corporation	112,000	8,439,200
Raytheon Company	136,800	7,047,936
Rockwell Collins, Inc.	64,500	3,570,720

		19,057,856

INFORMATION TECHNOLOGY - 22.0%
Computers & Peripherals - 6.1%
Hewlett-Packard Company	166,800	8,591,868
International Business Machines Corporation	33,000	4,319,700

		12,911,568

Electronic Equipment & Instruments - 6.5%
Avnet, Inc.(1)	120,800	3,643,328
Corning Incorporated	167,300	3,230,563
Ingram Micro Inc., Class A(1)	389,800	6,802,010

		13,675,901

IT Services - 4.0%
Accenture PLC, Class A	201,400	8,358,100

Semiconductors & Semiconductor Equipment - 2.9%
Texas Instruments Incorporated	230,800	6,014,648

Software - 2.5%
Microsoft Corporation	171,900	5,241,231

Total common stocks (Cost $179,134,663)		198,994,856

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/09, due 1/4/10, maturity value $10,265,000(6) (Cost $10,265,000)	$10,265,000	$10,265,000

Total investments - 99.6% (Cost $189,399,663)		209,259,856

Other assets less liabilities - 0.4%		779,545

Total net assets - 100.0%(7)		$210,039,401

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $5,742,487 or 2.7% of total net assets.

(4)	The Fund considers the company to be from Switzerland. See the Fund’s Statement of Additional Information for information on how a particular country is assigned. The security trades in Swiss franc.
(5)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	3.500%	2/15/2039	$10,471,900

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ARTISAN SMALL CAP FUND

Schedule of Investments - December 31, 2009

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 95.5%

CONSUMER DISCRETIONARY - 11.4%
Distributors - 2.2%
LKQ Corporation(1)	412,900	$8,088,711

Hotels, Restaurants & Leisure - 2.3%
7 Days Group Holdings Ltd. (DR)(1)(2)	223,300	2,786,784
Home Inns & Hotels Management, Inc. (DR)(1)(2)	33,700	1,191,295
WMS Industries(1)	118,300	4,732,000

		8,710,079

Specialty Retail - 5.4%
The Gymboree Corporation(1)	85,200	3,705,348
Hibbett Sports, Inc.(1)	300,950	6,617,891
Monro Muffler Brake, Inc.	111,000	3,711,840
PETsMART, Inc.	233,900	6,242,791

		20,277,870

Textiles, Apparel & Luxury Goods - 1.5%
Iconix Brand Group, Inc.(1)	453,900	5,741,835

CONSUMER STAPLES - 3.2%
Food Products - 1.4%
Flowers Foods, Inc.	219,300	5,210,568

Personal Products - 1.8%
Bare Escentuals, Inc.(1)	235,200	2,876,496
Chattem, Inc.(1)	41,000	3,825,300

		6,701,796

ENERGY - 6.6%
Energy Equipment & Services - 3.4%
Atwood Oceanics, Inc.(1)	78,600	2,817,810
Core Laboratories N.V.	52,200	6,165,864
Dril-Quip, Inc.(1)	68,700	3,880,176

		12,863,850

Oil, Gas & Consumable Fuels - 3.2%
Carrizo Oil & Gas, Inc.(1)	220,000	5,827,800
Comstock Resources, Inc.(1)	148,600	6,028,702

		11,856,502

FINANCIALS - 7.2%
Capital Markets - 4.7%
Ares Capital Corporation	898,861	11,190,819
Artio Global Investors Inc., Class A(1)	55,500	1,414,695
Greenhill & Co., Inc.	21,100	1,693,064
Investment Technology Group, Inc.(1)	165,200	3,254,440

		17,553,018

Commercial Banks - 0.8%
MB Financial, Inc.	151,900	2,995,468

Insurance - 1.7%
Reinsurance Group of America, Incorporated	134,800	6,423,220

HEALTHCARE - 14.2%
Biotechnology - 1.2%
AMAG Pharamaceuticals, Inc.(1)	64,700	2,460,541
Cepheid(1)	154,600	1,929,408

		4,389,949

Health Care Equipment & Supplies - 1.1%
Masimo Corporation(1)	130,100	3,957,642

Health Care Providers & Services - 7.0%
Catalyst Health Solutions, Inc.(1)	160,500	5,853,435
Clarient, Inc.(1)	948,000	2,512,200
Genoptix, Inc.(1)	150,600	5,350,818
PSS World Medical, Inc.(1)	372,600	8,409,582
Psychiatric Solutions, Inc.(1)	199,500	4,217,430

		26,343,465

Health Care Technology - 3.7%
athenahealth, Inc.(1)	123,500	5,587,140
Phase Forward Incorporated(1)	543,000	8,335,050

		13,922,190

Life Sciences Tools & Services - 1.2%
ICON PLC (DR)(1)(2)	208,100	4,522,013

INDUSTRIALS - 20.6%
Aerospace & Defense - 2.1%
AAR CORP.(1)	257,000	5,905,860
Hexcel Corporation(1)	157,200	2,040,456

		7,946,316

Air Freight & Logistics - 0.8%
UTi Worldwide Inc.	211,400	3,027,248

Airlines - 0.7%
Allegiant Travel Company(1)	52,900	2,495,293

Commercial Services & Supplies - 7.0%
Clean Harbors, Inc.(1)	73,300	4,369,413
Corrections Corporation of America(1)	260,300	6,390,365
The GEO Group, Inc.(1)	253,700	5,550,956
Waste Connections, Inc.(1)	301,125	10,039,507

		26,350,241

Electrical Equipment - 0.8%
Regal-Beloit Corporation	58,100	3,017,714

Machinery - 4.6%
Actuant Corporation	150,600	2,790,618
Astec Industries, Inc.(1)(3)	114,300	3,079,242
IDEX Corporation	137,400	4,280,010
The Middleby Corporation(1)	60,800	2,980,416
Robbins & Myers, Inc.	172,400	4,054,848

		17,185,134

Professional Services - 1.4%
FTI Consulting, Inc.(1)	114,300	5,390,388

Road & Rail - 1.6%
Old Dominion Freight Line, Inc.(1)	197,500	6,063,250

Transportation Infrastructure - 1.6%
Aegean Marine Petroleum Network Inc.(2)	212,700	5,844,996

INFORMATION TECHNOLOGY - 29.8%
Communications Equipment - 1.0%
Riverbed Technology, Inc.(1)	165,200	3,794,644

Computers & Peripherals - 1.2%
STEC, Inc.(1)	98,400	1,607,856
Synaptics Incorporated(1)	99,100	3,037,415

		4,645,271

Electronic Equipment & Instruments - 1.8%
Brightpoint, Inc.(1)	907,700	6,671,595

Internet Software & Services - 4.0%
Equinix, Inc.(1)	60,800	6,453,920
GSI Commerce, Inc.(1)	331,600	8,419,324

		14,873,244

IT Services - 3.6%
Euronet Worldwide, Inc.(1)	395,080	8,672,006
ManTech International Corporation, Class A(1)	98,400	4,750,752

		13,422,758

Semiconductors & Semiconductor Equipment - 5.5%
Atheros Communications, Inc.(1)	212,700	7,282,848
Microsemi Corporation(1)	331,600	5,885,900
Nanometrics Incorporated(1)	185,600	2,102,848
Tessera Technologies, Inc.(1)	190,900	4,442,243
Varian Semiconductor Equipment Associates, Inc.(1)	21,100	757,068

		20,470,907

Software - 12.7%
ANSYS, Inc.(1)	132,100	5,741,066
AsiaInfo Holdings, Inc.(1)	61,400	1,870,858
CommVault Systems, Inc.(1)	294,600	6,979,074
Concur Technologies, Inc.(1)	121,600	5,198,400
Informatica Corporation(1)	280,100	7,243,386
Progress Software Corporation(1)	197,500	5,768,975
Quest Software, Inc.(1)	195,500	3,597,200
Rovi Corporation(1)	204,100	6,504,667
SolarWinds, Inc.(1)	210,700	4,848,207

		47,751,833

MATERIALS - 0.9%
Chemicals - 0.9%
Albemarle Corporation	94,500	3,436,965

UTILITIES - 1.6%
Electrical Utilities - 1.6%
ITC Holdings Corp.	111,600	5,813,244

Total common stocks (Cost $241,395,083)		357,759,217

Total investments - 95.5% (Cost $241,395,083)		357,759,217

Other assets less liabilities - 4.5%		16,962,835

Total net assets - 100.0%(4)		$374,722,052

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
7 Days Group Holdings Ltd. (DR)	China	U.S. dollar
Aegean Marine Petroleum Network Inc.	Greece	U.S. dollar
Home Inns & Hotels Management, Inc. (DR)	China	U.S. dollar
ICON PLC (DR)	Ireland	U.S. dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - December 31, 2009

(Unaudited)

	Shares Held	Value
COMMON STOCKS - 93.8%

CONSUMER DISCRETIONARY - 6.2%
Diversified Consumer Services - 0.8%
Matthews International Corporation	553,000	$19,592,790

Hotels, Restaurants & Leisure - 2.4%
International Speedway Corporation, Class A	1,060,100	30,159,845
Jack in the Box Inc.(1)	1,378,800	27,120,996

		57,280,841

Media - 1.7%
Meredith Corporation	1,021,400	31,510,190
World Wrestling Entertainment, Inc., Class A	596,400	9,142,812

		40,653,002

Specialty Retail - 1.3%
Rent-A-Center, Inc.(1)	1,772,485	31,408,434

CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 1.0%
Ruddick Corporation	949,000	24,417,770

Food Products - 0.5%
Sanderson Farms, Inc.	297,000	12,521,520

Personal Products - 1.2%
Chattem, Inc.(1)	305,300	28,484,490

Tobacco - 1.4%
Universal Corporation	731,700	33,372,837

ENERGY - 8.5%
Energy Equipment & Services - 5.4%
Cal Dive International, Inc.(1)	3,955,388	29,902,733
Parker Drilling Company(1)	3,697,000	18,300,150
Patterson-UTI Energy, Inc.	1,753,100	26,910,085
RPC, Inc.	1,566,300	16,289,520
Seahawk Drilling, Inc.(1)(2)	806,500	18,178,510
Superior Energy Services, Inc.(1)	756,200	18,368,098

		127,949,096

Oil, Gas & Consumable Fuels - 3.1%
Comstock Resources, Inc.(1)	485,400	19,692,678
Forest Oil Corporation(1)	1,444,000	32,129,000
Holly Corporation	854,800	21,908,524

		73,730,202

FINANCIALS - 8.5%
Consumer Finance - 0.6%
The Student Loan Corporation	321,500	14,972,255

Diversified Financial Services - 1.0%
PICO Holdings, Inc.(1)	734,100	24,027,093

Insurance - 6.2%
Allied World Assurance Company Holdings, Ltd	393,600	18,133,152
Aspen Insurance Holdings Limited	437,100	11,124,195
Assured Guaranty Ltd.	910,400	19,810,304
Endurance Specialty Holdings Ltd.	246,300	9,169,749
Max Capital Group Ltd.	625,400	13,946,420
Platinum Underwriters Holdings, Ltd.	632,700	24,226,083
Stewart Information Services Corporation(2)	1,161,778	13,104,856
Willis Group Holdings Limited	416,246	10,980,570
Zenith National Insurance Corp.	927,300	27,596,448

		148,091,777

Real Estate Investment Trusts (REITS) - 0.7%
Hatteras Financial Corporation	94,645	2,646,274
Pebblebrook Hotel Trust(1)	574,700	12,649,147

		15,295,421

HEALTHCARE - 4.5%
Health Care Equipment & Supplies - 1.2%
CONMED Corporation(1)	1,110,800	25,326,240
National Dentex Corporation(1)	247,700	2,501,770

		27,828,010

Health Care Providers & Services - 2.5%
AMN Healthcare Services, Inc.(1)(2)	2,438,900	22,096,434
Cross Country Healthcare, Inc.(1)(2)	2,317,100	22,962,461
HealthSpring, Inc.(1)	795,000	13,999,950
Medical Staffing Network Holdings, Inc.(1)	1,530,300	627,423

		59,686,268

Life Sciences Tools & Services - 0.8%
Varian Inc.(1)	340,500	17,549,370

INDUSTRIALS - 22.1%
Aerospace & Defense - 1.9%
Spirit AeroSystems Holdings, Inc., Class A(1)	1,374,000	27,287,640
Teledyne Technologies Incorporated(1)	432,200	16,579,192

		43,866,832

Building Products - 1.0%
Quanex Building Products Corporation	1,401,775	23,788,122

Commercial Services & Supplies - 0.4%
Sykes Enterprises, Incorporated(1)	386,400	9,841,608

Construction & Engineering - 3.9%
Comfort Systems USA, Inc.(2)	2,236,100	27,593,474
EMCOR Group, Inc.(1)	1,304,000	35,077,600
Granite Construction Incorporated	888,600	29,910,276

		92,581,350

Electrical Equipment - 2.7%
Acuity Brands, Inc.(2)	908,000	32,361,120
Woodward Governor Company	1,246,000	32,109,420

		64,470,540

Industrial Conglomerates - 0.5%
McDermott International, Inc.(1)	470,900	11,306,309

Machinery - 3.0%
Astec Industries, Inc.(1)(2)	1,016,600	27,387,204
IDEX Corporation	772,700	24,069,605
Mueller Industries, Inc.	789,600	19,613,664

		71,070,473

Marine - 0.7%
Kirby Corporation(1)	502,300	17,495,109

Professional Services - 6.4%
CRA International, Inc.(1)	246,300	6,563,895
Diamond Management & Technology Consultants, Inc.	1,145,100	8,439,387

Hudson Highland Group, Inc.(1)(2)	1,349,000	6,394,260
Kforce Inc.(1)	238,700	2,983,750
Korn/Ferry International(1)	598,900	9,881,850
Monster Worldwide, Inc.(1)	1,716,900	29,874,060
School Specialty, Inc.(1)(2)	1,183,200	27,675,048
TrueBlue, Inc.(1)	1,504,400	22,280,164
Watson Wyatt Worldwide, Inc.	794,500	37,754,640

		151,847,054

Road & Rail - 1.6%
Arkansas Best Corporation	732,300	21,551,589
Ryder System, Inc.	405,700	16,702,669

		38,254,258

INFORMATION TECHNOLOGY - 24.5%
Computers & Peripherals - 2.6%
Imation Corp.(1)	1,176,000	10,254,720
Intermec, Inc.(1)	2,005,800	25,794,588
Lexmark International, Inc., Class A(1)	997,300	25,909,854

		61,959,162

Electronic Equipment & Instruments - 4.9%
Anixter International Inc.(1)	265,600	12,509,760
Arrow Electronics, Inc.(1)	1,009,400	29,888,334
Benchmark Electronics, Inc.(1)	1,252,800	23,690,448
Coherent, Inc.(1)	438,400	13,033,632
Orbotech, Ltd.(1)(2)(3)	2,440,479	22,867,288
RadiSys Corporation(1)(2)	1,499,600	14,321,180

		116,310,642

Internet Software & Services - 0.6%
EarthLink, Inc.	1,622,700	13,484,637

IT Services - 3.4%
CACI International Inc(1)	472,800	23,096,280
MAXIMUS, Inc.	608,500	30,425,000
SRA International, Inc., Class A(1)	1,374,000	26,243,400

		79,764,680

Semiconductors & Semiconductor Equipment - 4.7%
Actel Corporation(1)(2)	1,729,000	20,540,520
ATMI, Inc.(1)	605,300	11,270,686
LTX Corporation(1)	3,804,100	6,771,298
Rudolph Technologies, Inc.(1)(2)	2,128,400	14,302,848
Standard Microsystems Corporation(1)	584,400	12,143,832
Ultra Clean Holdings, Inc.(1)(2)	1,594,444	11,145,164
Ultratech, Inc.(1)(2)	1,736,200	25,799,932
Varian Semiconductor Equipment Associates, Inc.(1)	268,500	9,633,780

		111,608,060

Software - 8.3%
Fair Isaac Corporation	1,224,300	26,089,833
Jack Henry and Associates, Inc.	729,300	16,861,416
Lawson Software, Inc.(1)	5,365,600	35,681,240
Manhattan Associates, Inc.(1)(2)	1,598,600	38,414,358
MicroStrategy Incorporated, Class A(1)	268,000	25,197,360
Progress Software Corporation(1)	969,000	28,304,490
TIBCO Software Inc.(1)	1,418,600	13,661,118
Websense, Inc.(1)	765,400	13,363,884

		197,573,699

MATERIALS - 4.9%
Chemicals - 4.5%
H.B. Fuller Company	1,535,800	34,939,450
Olin Corporation	1,531,000	26,823,120
OM Group, Inc.(1)	574,700	18,039,833
Sensient Technologies Corporation	1,055,300	27,754,390

		107,556,793

Construction Materials - 0.4%
Eagle Materials Inc.	335,700	8,744,985

UTILITIES - 10.5%
Electrical Utilities - 7.7%
ALLETE, Inc.	843,800	27,575,384
Cleco Corporation	1,354,700	37,023,951
El Paso Electric Company(1)	1,640,700	33,273,396
The Empire District Electric Company	905,500	16,960,015
IDACORP, Inc.	852,400	27,234,180
Portland General Electric Company	1,632,400	33,317,284
UIL Holdings Corporation	295,500	8,297,640

		183,681,850

Gas Utilities - 0.5%
Northwest Natural Gas Company	280,100	12,615,704

Multi-Utilities - 2.3%
NorthWestern Corporation	1,026,300	26,704,326
Vectren Corporation	1,103,500	27,234,380

		53,938,706

Total common stocks (Cost $2,108,951,165)		2,228,621,749

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.00%, dated 12/31/09, due 1/4/10, maturity value $139,297,000(4) (Cost $139,297,000)	$139,297,000	$139,297,000

Total investments - 99.7% (Cost $2,248,248,165)		2,367,918,749

Other assets less liabilities - 0.3%		6,555,319

Total net assets - 100.0%(5)		$2,374,474,068

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(3)	The Fund considers the company to be from Israel. See the Fund’s Statement of Additional Information for information on how a particular country is assigned. The security trades in U.S. dollars.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	3.000%	9/30/2016	$142,086,438

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ARTISAN FUNDS, INC.

Notes to Form NQ – December 31, 2009 (Unaudited)

(A)	Organization:

As of December 31, 2009, Artisan Funds, Inc. (“Artisan Funds”) is a series comprised of eleven open-end, diversified mutual funds (each a “Fund” and collectively the “Funds”):

Fund Name
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)
Artisan International Fund (“International Fund” or “International”)
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)
Artisan International Value Fund (“International Value Fund” or “International Value”)
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)
Artisan Opportunistic Growth Fund (“Opportunistic Growth Fund” or “Opportunistic Growth”)
Artisan Opportunistic Value Fund (“Opportunistic Value Fund” or “Opportunistic Value”)
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)

Each Fund is managed by Artisan Partners Limited Partnership (the “Adviser”).

(B)	Security valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market and over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Emerging Markets Fund, Global Value Fund, International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Opportunistic Growth Fund and Opportunistic Value Fund had the ability to invest, and did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the applicable Fund or to the information presented.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depository receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

(C)	Fair Value Measurements:

Under generally accepted accounting principles for fair value measurement, accounting standards provide guidance on the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of December 31, 2009:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Emerging Markets
Equity Securities(1)
Emerging Asia	$3,875,422	$87,886,995		$—	$91,762,417
Latin America	14,518,758	44,576,962		—	59,095,720
Emerging Europe, Middle East & Africa	1,697,363	49,228,671		—	50,926,034
Developed Markets	1,273,913	6,608,362		—	7,882,275
Repurchase Agreements	—	9,892,000		—	9,892,000
Total	$21,365,456	$198,192,990	(2)	$—	$219,558,446
Global Value
Equity Securities(1)
Americas	$12,738,304	$—		$—	$12,738,304
Emerging Markets	—	—		—	—
Europe	2,556,611	11,093,785		—	13,650,396
Pacific Basin	546,090	1,883,422		—	2,429,512
Repurchase Agreements	—	1,867,000		—	1,867,000
Total	$15,841,005	$14,844,207	(2)	$—	$30,685,212
International
Equity Securities(1)
Americas	$745,107,053	$—		$—	$745,107,053
Emerging Markets	660,696,772	670,743,893		—	1,331,440,665
Europe	—	7,470,929,439		—	7,470,929,439
Pacific Basin	—	844,613,816		—	844,613,816
Repurchase Agreements	—	234,979,000		—	234,979,000
Total	$1,405,803,825	$9,221,266,148	(2)	$—	$10,627,069,973
International Small Cap
Equity Securities(1)
Americas	$14,258,868	$—		$—	$14,258,868
Emerging Markets	5,176,301	188,773,182		—	193,949,483
Europe	—	432,595,463		—	432,595,463
Pacific Basin	—	95,272,507		—	95,272,507
Repurchase Agreements	—	30,475,000		—	30,475,000
Total	$19,435,169	$747,116,152	(2)	$—	$766,551,321

International Value
Equity Securities(1)
Americas	$337,278,346	$—		$—	$337,278,346
Emerging Markets	—	14,069,752		—	14,069,752
Europe	184,546,856	1,338,439,844		—	1,522,986,700
Pacific Basin	—	276,406,889		—	276,406,889
Repurchase Agreements	—	166,146,000		—	166,146,000
Total	$521,825,202	$1,795,062,485	(2)	$—	$2,316,887,687
Mid Cap
Equity Securities(1)	$4,179,548,249	$—		$—	$4,179,548,249
Repurchase Agreements	—	$191,856,000		—	191,856,000
Total	$4,179,548,249	$191,856,000		$—	$4,371,404,249
Mid Cap Value
Equity Securities(1)	$5,001,910,749	$—		$—	$5,001,910,749
Repurchase Agreements	—	$340,238,000		—	340,238,000
Total	$5,001,910,749	$340,238,000		$—	$5,342,148,749
Opportunistic Growth Fund
Equity Securities
Consumer Discretionary	$7,587,750	$598,289		$—	$8,186,039
Consumer Staples	—	1,162,067		—	1,162,067
Energy	3,712,956	—		—	3,712,956
Financials	3,185,666	—		—	3,185,666
Health Care	6,491,589	—		—	6,491,589
Industrials	3,264,253	2,335,812		—	5,600,065
Information Technology	20,216,664	2,119,327		—	22,335,991
Materials	1,282,105	—		—	1,282,105
Repurchase Agreements	—	4,362,000		—	4,362,000
Total	$45,740,983	$10,577,495	(2)	$—	$56,318,478
Opportunistic Value Fund
Equity Securities
Consumer Discretionary	$18,638,032	$—		$—	$18,638,032
Consumer Staples	23,885,972	5,742,487		—	29,628,459
Energy	12,270,166	—		—	12,270,166
Financials	47,273,255	—		—	47,273,255
Health Care	25,925,640	—		—	25,925,640
Industrials	19,057,856	—		—	19,057,856
Information Technology	46,201,448	—		—	46,201,448
Repurchase Agreements	—	10,265,000		—	10,265,000
Total	$193,252,369	$16,007,487	(2)	$—	$209,259,856
Small Cap Fund
Equity Securities(1)	$357,759,217	$—		$—	$357,759,217
Repurchase Agreements	—	—		—	—
Total	$357,759,217	$—		$—	$357,759,217
Small Cap Value Fund
Equity Securities(1)	$2,228,621,749	$—		$—	$2,228,621,749
Repurchase Agreements	—	139,297,000		—	139,297,000
Total	$2,228,621,749	$139,297,000		$—	$2,367,918,749

(1)	See Fund’s Schedule of Investments for sector or country classifications.
(2)	Includes trading primarily outside the U.S. whose value the Fund adjusted as result of significant market movements following the close of local trading.

(D)	Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(E)	Depository receipts:

Each of the Funds may invest in depository receipts. Depository receipts are typically issued by a financial institution (a “depository”), evidencing ownership interests in a security issued by an issuer and deposited with the depository.

(F)	Foreign currency translation:

Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions.

(G)	Equity-linked participation certificates:

Emerging Markets Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund, Opportunistic Growth Fund, and Opportunistic Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution.

(H)	Investment transactions:

Security transactions were accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes, security transactions were recorded on trade date in accordance with United States generally accepted accounting principles. The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the three months ended December 31, 2009 were as follows:

Fund	Security Purchases	Security Sales
Emerging Markets	$56,092,888	$8,587,533
Global Value	2,404,769	2,280,152
International	1,530,815,492	2,015,051,387
International Small Cap	138,223,712	120,371,235
International Value	377,784,745	109,163,660
Mid Cap	649,261,318	690,593,570
Mid Cap Value	828,529,713	442,212,697
Opportunistic Growth	17,638,079	10,733,584
Opportunistic Value	49,270,939	38,564,297
Small Cap	46,452,442	130,061,366
Small Cap Value	389,304,973	269,153,292

(I)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of December 31, 2009 were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Emerging Markets	$197,777,634	$27,071,010	$(5,290,198)	$21,780,812
Global Value	25,443,030	5,560,069	(317,887)	5,242,182
International	9,007,222,419	1,863,414,456	(243,566,902)	1,619,847,554
International Small Cap	636,687,347	181,223,420	(51,359,446)	129,863,974
International Value	2,114,516,509	264,533,725	(62,162,547)	202,371,178
Mid Cap	3,523,992,121	976,349,848	(128,937,720)	847,412,128
Mid Cap Value	4,753,761,549	703,947,951	(115,560,751)	588,387,200
Opportunistic Growth	47,834,132	8,915,368	(431,022)	8,484,346
Opportunistic Value	197,170,310	18,772,512	(6,682,966)	12,089,546
Small Cap	263,629,547	98,791,050	(4,661,380)	94,129,670
Small Cap Value	2,266,964,827	290,123,733	(189,169,811)	100,953,922

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(J)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the three months ended December 31, 2009. The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940, as amended) during the three months ended December 31, 2009.

Fund	Security	As of 9/30/09 Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	As of 12/31/09 Share Balance	As of 12/31/09 Value
	Global Value
	Arch Capital Group Ltd.(2)(3)	13,901	$28,796	$13,258	$(128)	$—	14,118	$1,010,143
	Total(4)		$28,796	$13,258	$(128)	$—		$1,010,143
	International Value
	Arch Capital Group Ltd.(2)(3)	1,276,234	$2,608,680	$—	$—	$—	1,503,385	$107,567,197
	Total(4)		$2,608,680	$—	$—	$—		$107,567,197
	Mid Cap Value
	Acuity Brands, Inc.	2,418,315	$8,016,828	$5,424,399	$(862,673)	$310,455	2,530,915	$90,201,811
	Alleghany Corporation(3)	475,576	8,070,608	—	—	—	506,276	139,732,176
	Arch Capital Group Ltd.(2)(3)	1,414,873	11,630,322	—	—	—	1,581,073	113,125,773
	Total(4)		$27,717,758	$5,424,399	$(862,673)	$310,455		$343,059,760
	Opportunistic Value
	Arch Capital Group Ltd.(2)(3)	69,700	$3,157,113	$—	$—	$—	114,500	$8,192,475
	Total(4)		$3,157,113	$—	$—	$—		$8,192,475
	Small Cap
	Astec Industries, Inc.(2)(3)	140,900	$—	$762,408	$(74,233)	$—	114,300	$3,079,242
	Total(4)		$—	$762,408	$(74,233)	$—		$3,079,242
	Small Cap Value
	Actel Corporation(2)(3)	1,305,900	$4,951,216	$—	$—	$—	1,729,000	$20,540,520
	Acuity Brands, Inc.	897,200	1,266,748	1,331,919	(381,411)	113,139	908,000	32,361,120
	AMN Healthcare Services, Inc.(3)	2,231,300	1,804,614	—	—	—	2,438,900	22,096,434
	Astec Industries, Inc.(2)(3)	668,100	8,882,447	—	—	—	1,016,600	27,387,204
	Comfort Systems USA, Inc.(2)	1,700,600	6,162,620	—	—	110,290	2,236,100	27,593,474
	Cross Country Healthcare, Inc.(3)	2,147,700	1,769,407	440,888	(193,242)	—	2,317,100	22,962,461
	Diamond Management & Technology Consultants, Inc.(5)	1,658,000	—	4,933,309	(1,258,902)	104,853	1,145,100	8,439,387
	Hudson Highland Group, Inc.(2)(3)	1,220,200	541,736	—	—	—	1,349,000	6,394,260
	Manhattan Associates, Inc.(3)	1,503,300	2,746,944	472,592	(51,271)	—	1,598,600	38,414,358
	Medical Staffing Network Holdings, Inc.(3)(5)	1,577,900	—	223,656	(211,950)	—	1,530,300	627,423
	Orbotech, Ltd.(3)	2,243,779	1,937,003	—	—	—	2,440,479	22,867,288
	Quanex Building Products Corporation(5)	2,030,475	408,852	10,766,941	73,421	45,164	1,401,775	23,788,122
	RadiSys Corporation(3)	1,294,500	1,813,474	—	—	—	1,499,600	14,321,180
	Rudolph Technologies, Inc.(3)	1,922,600	1,411,566	—	—	—	2,128,400	14,302,848
	School Specialty, Inc.(2)(3)	851,600	7,842,024	—	—	—	1,183,200	27,675,048
	Seahawk Drilling, Inc.(2)(3)	366,100	10,313,737	—	—	—	806,500	18,178,510
	Stewart Information Services Corporation	1,120,678	432,975	—	—	58,089	1,161,778	13,104,856
	Ultra Clean Holdings, Inc.(3)	1,455,900	902,111	—	—	—	1,594,444	11,145,164
	Ultratech, Inc.(3)	1,434,300	4,072,127	—	—	—	1,736,200	25,799,932
	Total(4)		$57,259,601	$18,169,305	$(2,023,355)	$431,535		$345,144,657

(1)	Net of foreign taxes withheld, if any.
(2)	Issuer was not an affiliate as of September 30, 2009.
(3)	Non-income producing security.
(4)	Total value as of December 31, 2009 is presented for only those issuers that were affiliates as of December 31, 2009.
(5)	Issuer was no longer an affiliate as of December 31, 2009.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date: February 23, 2010

By:	/s/ Lawrence A. Totsky
Lawrence A. Totsky
Principal Financial Officer

Date: February 23, 2010